Derivative Assets And Liabilities	12 Months Ended
Dec. 31, 2016
Derivative Assets And Liabilities [Abstract]
Derivative Assets And Liabilities

13. Derivative assets and liabilities

We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, options and forward contracts.

As of December 31, 2016, we had interest rate caps and swaps outstanding, with underlying variable benchmark interest rates ranging from one to three-month U.S. dollar LIBOR.

None of our derivatives that were outstanding as of December 31, 2016 were subject to master netting agreements, which would allow the netting of derivative assets and liabilities in the case of default under any one contract.

Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2016 and 2015, we had cash collateral of $8.6 million and $4.5 million, respectively, from various counterparties and the obligation to return such collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of December 31, 2016 or 2015.

The counterparties to our interest rate derivatives are major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any material losses to date.

Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets. The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2016 and 2015:

	As of December 31,
	2016		2015
	Notional amount	Fair value	Notional amount	Fair value
Derivative assets not designated as hedges:
Interest rate caps	$2,911,220	$30,362	$2,194,210	$18,965
Derivative assets designated as cash flow hedges:
Interest rate swaps	$425,612	$6,825	—	—
Total derivative assets		$37,187		$18,965

	As of December 31,
	2016		2015
	Notional amount	Fair value	Notional amount	Fair value
Derivative liabilities designated as cash flow hedges:
Interest rate swaps	$—	$—	$23,223	$21
Total derivative liabilities		$—		$21

We recorded the following in other comprehensive income (loss) related to derivative financial instruments for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as cash flow hedges:
Interest rate swaps	$6,846	$385	$2,065
Reclassification of derivative loss to interest expense	—	—	3,126
Income tax effect	(856)	(47)	(649)
Net changes in cash flow hedges, net of tax	$5,990	$338	$4,542

The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2016,  2015 and 2014. We do not expect to reclassify amounts from AOCI to interest expense in our Consolidated Income Statement over the next 12 months.

	Year Ended December 31,
	2016	2015	2014
Loss (Gain)
Derivatives not designated as hedges:
Interest rate caps and swaps	$1,628	$18,118	$13,569
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	—	—	3,126
Effect from derivatives	$1,628	$18,118	$16,695